COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2017	863,759	20,099
Dividend reinvestment and share purchase plan	12,824	790
At-the-market equity issuance program[1]	3,462	216
Exercise of options	1,331	62
Outstanding at December 31, 2017	881,376	21,167
At-the-market equity issuance program[1]	20,050	1,118
Dividend reinvestment and share purchase plan	15,937	855
Exercise of options	734	34
Outstanding at December 31, 2018	918,097	23,174
Dividend reinvestment and share purchase plan	15,165	931
Exercise of options	5,138	282
Outstanding at December 31, 2019	938,400	24,387

1
Net of issue costs and deferred income taxes.

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
(millions)	2019	2018	2017

Basic	929	902	872
Diluted	931	903	874

Schedule of Stock Options Activity

	Number of Options (thousands)	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life (years)
Options outstanding at January 1, 2019	12,404	$52.83
Options granted	2,004	$56.90
Options exercised	(5,138)	$49.08
Options forfeited/expired	(176)	$56.69
Options Outstanding at December 31, 2019	9,094	$55.77	4.1
Options Exercisable at December 31, 2019	5,110	$54.28	3.0

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2019	2018	2017

Weighted average fair value	$6.37	$5.80	$7.22
Expected life (years)[1]	5.7	5.7	5.7
Interest rate	1.9%	2.1%	1.2%
Volatility[2]	19%	16%	18%
Dividend yield	5.0%	4.2%	3.6%

1	Expected life is based on historical exercise activity.
2
Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2019	2018	2017
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	75	10	28
Total fair value of options that have vested	143	101	140
Total options vested	2.1 million	2.1 million	2.3 million